INVENTORIES (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
INVENTORIES
Inventory adjustments and excess and obsolete inventory charges	$ 19	$ 163	$ 213